Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized Investment Gain (Loss), Beginning balance	$ (226)	$ 11	$ (323)
Unrealized Investment Gains (Loss), Cumulative effect of reclassification for stranded tax effects		3
Unrealized Investment Gains (Loss), Change in unrealized holding gains (losses), net of tax	1,261	(240)	334
Unrealized Investment Gain (Loss), Ending balance	1,035	(226)	11
Accumulated Other Comprehensive Income (Loss), net of tax, Beginning balance	(226)	11	(323)
Accumulated Other Comprehensive Income (Loss), Cumulative effect of reclassification for stranded tax effects		3
Accumulated Other Comprehensive Income (Loss), Change in unrealized holding gains (losses), net of tax	1,261	(240)	334
Accumulated Other Comprehensive Income (Loss), net of tax, Ending balance	$ 1,035	$ (226)	$ 11